Marketable Securities	12 Months Ended
Dec. 31, 2025
Disclosure Of Marketable Securities [Abstract]
Marketable Securities

13.  MARKETABLE SECURITIES

	Index	Average rate per year		Dec. 31, 2025	Dec. 31, 2024
		Dec. 31, 2025	Dec. 31, 2024
Investments
Current
Bank deposit certificates	CDI	101.85% to 110%	-	347	-
Financial Notes – Banks	CDI	103.5% to 110.02%	104.2% to 112%	360	279
Treasury Financial Notes	Selic	15.11% to 15.12%	12.41% to 12.45%	47	72
Others				6	7
				760	358
Non-current
Financial Notes – Banks	CDI	103.5% to 110.02%	104.2% to 112%	-	135
				-	135
Total				760	493

The material accounting policies and classification of these securities are shown in note 19. Investments in marketable securities of related parties are shown in Note 10.

The Company and its subsidiaries consistently classify the income related to these securities as part of the cash flow of the operating activity, because they believe that this is the most appropriate presentation to properly reflect the activities.